PP&E - Accumulated Depreciation (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	$ 2,468,820
Depreciation	(544,533)	$ (619,041)	$ (657,448)
PP&E at end of year	2,271,838	2,468,820
Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	2,499,502
PP&E at end of year	2,296,310	2,499,502
PP&ES | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(2,538,793)	(2,160,409)
Incorporation by acquisition		(576)
Depreciation	(544,533)	(619,041)
Currency translation adjustments	25,457	55,126
Decrease and reclassifications	209,642	186,107
PP&E at end of year	(2,848,227)	(2,538,793)	(2,160,409)
PP&ES | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	2,499,502
PP&E at end of year	2,296,310	2,499,502
Real Estate | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(89,828)	(76,497)
Depreciation	(17,881)	(18,398)
Currency translation adjustments	1,532	2,644
Decrease and reclassifications	164	2,423
PP&E at end of year	(106,013)	(89,828)	(76,497)
Real Estate | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	356,618
PP&E at end of year	345,920	356,618
Switching Equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(110,889)	(90,863)
Depreciation	(27,945)	(29,979)
Currency translation adjustments	6,320	9,688
Decrease and reclassifications		265
PP&E at end of year	(132,514)	(110,889)	(90,863)
Switching Equipment | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	56,000
PP&E at end of year	49,193	56,000
Fixed Network and Transportation | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(1,158,452)	(1,008,509)
Incorporation by acquisition		(517)
Depreciation	(217,606)	(237,775)
Currency translation adjustments	(4,984)	7,103
Decrease and reclassifications	109,621	81,246
PP&E at end of year	(1,271,421)	(1,158,452)	(1,008,509)
Fixed Network and Transportation | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	947,015
PP&E at end of year	889,460	947,015
Mobile Network Access | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(291,951)	(235,057)
Depreciation	(58,699)	(67,270)
Currency translation adjustments	6,080	9,046
Decrease and reclassifications	40	1,330
PP&E at end of year	(344,530)	(291,951)	(235,057)
Mobile Network Access | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	152,891
PP&E at end of year	158,962	152,891
Tower and Pole | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(52,965)	(47,141)
Depreciation	(7,882)	(8,343)
Currency translation adjustments	1,493	2,261
Decrease and reclassifications	77	258
PP&E at end of year	(59,277)	(52,965)	(47,141)
Tower and Pole | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	64,158
PP&E at end of year	61,992	64,158
Power Equipment and Installations | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(95,025)	(79,882)
Incorporation by acquisition		(22)
Depreciation	(17,944)	(18,326)
Currency translation adjustments	1,585	3,161
Decrease and reclassifications		44
PP&E at end of year	(111,384)	(95,025)	(79,882)
Power Equipment and Installations | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	84,595
PP&E at end of year	84,286	84,595
Computer equipment | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(515,436)	(405,714)
Depreciation	(108,906)	(129,465)
Currency translation adjustments	9,922	15,066
Decrease and reclassifications	9	4,677
PP&E at end of year	(614,411)	(515,436)	(405,714)
Computer equipment | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	236,280
PP&E at end of year	205,796	236,280
Goods lent to customers at no cost | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(82,769)	(84,915)
Incorporation by acquisition		(34)
Depreciation	(78,515)	(97,262)
Currency translation adjustments	3,017	4,478
Decrease and reclassifications	99,514	94,964
PP&E at end of year	(58,753)	(82,769)	(84,915)
Goods lent to customers at no cost | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	120,901
PP&E at end of year	85,599	120,901
Vehicles | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(52,310)	(48,103)
Depreciation	(2,746)	(5,403)
Currency translation adjustments	97	296
Decrease and reclassifications	217	900
PP&E at end of year	(54,742)	(52,310)	(48,103)
Vehicles | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	15,524
PP&E at end of year	15,132	15,524
Machinery, diverse equipment and tools | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(72,492)	(70,742)
Incorporation by acquisition		(3)
Depreciation	(2,121)	(2,887)
Currency translation adjustments	632	1,140
PP&E at end of year	(73,981)	(72,492)	(70,742)
Machinery, diverse equipment and tools | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	12,311
PP&E at end of year	12,256	12,311
Other | Accumulated Depreciation And Amortisation
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	(16,676)	(12,986)
Depreciation	(4,288)	(3,933)
Currency translation adjustments	(237)	243
PP&E at end of year	(21,201)	(16,676)	$ (12,986)
Other | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	14,662
PP&E at end of year	13,597	14,662
Construction in progress | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	183,241
PP&E at end of year	159,466	183,241
Materials | Net carrying value
Reconciliation of changes in property, plant and equipment
PP&E at beginning of year	255,306
PP&E at end of year	$ 214,651	$ 255,306